JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.	450	167,251

Automobiles & Parts — 0.3%
Genuine Parts Co.	955	121,209

Banks — 2.2%
Comerica, Inc.	1,061	72,848
First Horizon Corp.	5,957	92,036
FNB Corp.	1,976	22,645
Huntington Bancshares, Inc.	9,297	130,902
New York Community Bancorp, Inc.	14,366	169,231
PacWest Bancorp	3,750	149,325
People’s United Financial, Inc.	9,387	147,376

		784,363

Beverages — 2.8%
Brown-Forman Corp., Class B	601	42,623
Coca-Cola Co. (The)	3,780	215,573
Constellation Brands, Inc., Class A	789	177,004
Keurig Dr Pepper, Inc.	5,226	184,008
Molson Coors Beverage Co., Class B*	2,944	143,932
PepsiCo, Inc.	1,459	228,990

		992,130

Chemicals — 4.6%
Celanese Corp.	516	80,377
CF Industries Holdings, Inc.	4,103	193,867
Chemours Co. (The)	5,969	198,469
Dow, Inc.	3,250	202,020
Eastman Chemical Co.	1,755	197,824
Huntsman Corp.	6,097	161,022
LyondellBasell Industries NV, Class A	1,930	191,707
NewMarket Corp.	44	13,900
Olin Corp.	5,954	280,017
Scotts Miracle-Gro Co. (The)	212	37,515
Valvoline, Inc.	1,759	53,966
WR Grace & Co.	513	35,705

		1,646,389

Construction & Materials — 0.5%
MDU Resources Group, Inc.	5,767	182,929

Consumer Services — 0.3%
H&R Block, Inc.	4,008	98,396

Electricity — 12.8%
AES Corp. (The)	7,598	180,073
Alliant Energy Corp.	3,374	197,480
American Electric Power Co., Inc.	2,247	198,006
Avangrid, Inc.	2,532	132,019
CMS Energy Corp.	3,151	194,700
Consolidated Edison, Inc.	2,469	182,138
Dominion Energy, Inc.	2,498	187,025
DTE Energy Co.	1,407	165,069
Edison International	3,155	171,948
Entergy Corp.	1,833	188,652
Evergy, Inc.	3,258	212,487
Eversource Energy	2,209	190,571
Exelon Corp.	4,518	211,442
FirstEnergy Corp.	5,695	218,232
Hawaiian Electric Industries, Inc.	3,007	130,323
IDACORP, Inc.	1,122	118,315
NextEra Energy, Inc.	2,499	194,672
NRG Energy, Inc.	4,932	203,396
OGE Energy Corp.	5,157	174,049
Pinnacle West Capital Corp.	2,111	176,374
PPL Corp.	6,237	176,944
Public Service Enterprise Group, Inc.	3,267	203,305
Southern Co. (The)	3,169	202,404
Vistra Corp.	9,814	187,938
Xcel Energy, Inc.	2,632	179,634

		4,577,196

Electronic & Electrical Equipment — 1.3%
Emerson Electric Co.	2,236	225,590
Hubbell, Inc.	1,148	230,128

		455,718

Finance & Credit Services — 0.2%
OneMain Holdings, Inc.	1,398	85,278

Food Producers — 7.7%
Archer-Daniels-Midland Co.	2,968	177,249
Bunge Ltd.	2,165	168,069
Campbell Soup Co.	3,965	173,350
Conagra Brands, Inc.	4,899	164,067
Corteva, Inc.	4,108	175,740
Flowers Foods, Inc.	6,369	150,054
General Mills, Inc.	3,007	176,992
Hershey Co. (The)	1,047	187,287
Hormel Foods Corp.	3,749	173,879
Ingredion, Inc.	801	70,336
JM Smucker Co. (The)	1,342	175,949
Kellogg Co.	2,844	180,196
Kraft Heinz Co. (The)	4,924	189,426
Lamb Weston Holdings, Inc.	945	63,098
McCormick & Co., Inc. (Non-Voting)	2,059	173,306
Mondelez International, Inc., Class A	3,149	199,206
Tyson Foods, Inc., Class A	2,364	168,931

		2,767,135

Gas, Water & Multi-utilities — 4.8%
Ameren Corp.	2,132	178,917
Atmos Energy Corp.	1,437	141,674
CenterPoint Energy, Inc.	7,877	200,548
Duke Energy Corp.	2,105	221,257
Essential Utilities, Inc.	1,325	65,084
National Fuel Gas Co.	2,519	129,552
NiSource, Inc.	7,702	190,779
Sempra Energy	1,358	177,423
UGI Corp.	4,492	206,587
WEC Energy Group, Inc.	2,022	190,351

		1,702,172

General Industrials — 3.1%
3M Co.	1,065	210,806
Amcor plc	4,888	56,505
Eaton Corp. plc	1,488	235,179
Packaging Corp. of America	1,464	207,156
RPM International, Inc.	766	66,328
Sonoco Products Co.	2,662	169,809
WestRock Co.	3,692	181,683

		1,127,466

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Health Care Providers — 1.1%
Encompass Health Corp.	1,872	155,844
UnitedHealth Group, Inc.	560	230,843

		386,687

Household Goods & Home Construction — 1.0%
Leggett & Platt, Inc.	2,652	127,375
Newell Brands, Inc.	5,655	139,961
Whirlpool Corp.	492	108,998

		376,334

Industrial Engineering — 0.8%
Caterpillar, Inc.	529	109,371
Cummins, Inc.	788	182,895

		292,266

Industrial Materials — 0.6%
International Paper Co.	3,469	200,369

Industrial Metals & Mining — 2.5%
Fastenal Co.	1,703	93,273
Nucor Corp.	2,060	214,281
Reliance Steel & Aluminum Co.	890	139,864
Southern Copper Corp. (Peru)	2,405	157,864
Steel Dynamics, Inc.	3,395	218,808
Timken Co. (The)	954	75,843

		899,933

Industrial Support Services — 0.7%
Paychex, Inc.	1,973	224,567
Western Union Co. (The)	885	20,541

		245,108

Industrial Transportation — 0.9%
Ryder System, Inc.	1,697	129,227
United Parcel Service, Inc., Class B	1,090	208,582

		337,809

Investment Banking & Brokerage Services — 1.3%
Apollo Global Management, Inc.	1,183	69,631
Brookfield Asset Management, Inc., Class A (Canada)	257	13,862
Franklin Resources, Inc.	2,627	77,628
Invesco Ltd.	7,534	183,679
Lazard Ltd., Class A	2,821	133,151

		477,951

Leisure Goods — 0.7%
Garmin Ltd.	686	107,839
Harley-Davidson, Inc.	2,364	93,662
Hasbro, Inc.	659	65,531

		267,032

Life Insurance — 0.9%
Principal Financial Group, Inc.	1,271	78,967
Prudential Financial, Inc.	1,901	190,633
Unum Group	2,048	56,115

		325,715

Media — 0.1%
Nielsen Holdings plc	1,368	32,408

Medical Equipment & Services — 2.3%
Abbott Laboratories	1,758	212,683
Becton Dickinson and Co.	685	175,189
Medtronic plc	1,790	235,045
Quest Diagnostics, Inc.	1,398	198,236

		821,153

Mortgage Real Estate Investment Trusts — 2.1%
AGNC Investment Corp.	12,463	197,788
Annaly Capital Management, Inc.	22,457	190,660
New Residential Investment Corp.	17,030	166,213
Starwood Property Trust, Inc.	7,489	194,938

		749,599

Non-life Insurance — 1.1%
Old Republic International Corp.	7,500	184,950
Progressive Corp. (The)	2,031	193,270

		378,220

Non-Renewable Energy — 4.7%
Antero Midstream Corp.	19,363	183,949
Chevron Corp.	1,965	200,057
DT Midstream, Inc.*	703	29,807
Exxon Mobil Corp.	3,534	203,452
HollyFrontier Corp.	2,011	59,123
Kinder Morgan, Inc.	11,539	200,548
ONEOK, Inc.	3,919	203,670
Phillips 66	1,147	84,224
Targa Resources Corp.	4,151	174,799
Valero Energy Corp.	2,251	150,750
Williams Cos., Inc. (The)	7,705	193,010

		1,683,389

Personal Care, Drug & Grocery Stores — 6.0%
AmerisourceBergen Corp.	1,526	186,431
Casey’s General Stores, Inc.	221	43,694
Church & Dwight Co., Inc.	2,160	187,013
Clorox Co. (The)	1,045	189,030
Colgate-Palmolive Co.	2,295	182,452
CVS Health Corp.	2,539	209,112
Kimberly-Clark Corp.	1,411	191,501
Kroger Co. (The)	4,727	192,389
McKesson Corp.	797	162,453
Procter & Gamble Co. (The)	1,650	234,679
Spectrum Brands Holdings, Inc.	459	40,094
Sysco Corp.	2,291	169,992
Walgreens Boots Alliance, Inc.	3,425	161,489

		2,150,329

Personal Goods — 0.4%
Coty, Inc., Class A*	3,279	28,626
Hanesbrands, Inc.	6,289	114,837

		143,463

Pharmaceuticals, Biotechnology & Marijuana Producers — 5.4%
AbbVie, Inc.	1,922	223,529
Amgen, Inc.	763	184,295
Bristol-Myers Squibb Co.	3,201	217,252
Cardinal Health, Inc.	2,570	152,607
Eli Lilly & Co.	948	230,838
Gilead Sciences, Inc.	2,653	181,173
Johnson & Johnson	1,353	232,986
Merck & Co., Inc.	2,418	185,872
Perrigo Co. plc	2,145	103,024
Pfizer, Inc.	4,933	211,182

		1,922,758

Real Estate Investment Trusts — 8.3%
Brixmor Property Group, Inc.	5,877	135,289
EPR Properties	3,118	156,835
Gaming and Leisure Properties, Inc.	3,836	181,596
Healthcare Trust of America, Inc., Class A	2,049	58,581
Healthpeak Properties, Inc.	5,259	194,425

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Highwoods Properties, Inc.	455	21,699
Iron Mountain, Inc.	4,615	201,952
Kimco Realty Corp.	7,630	162,748
Medical Properties Trust, Inc.	7,435	156,358
National Retail Properties, Inc.	3,369	164,643
Omega Healthcare Investors, Inc.	4,845	175,777
Park Hotels & Resorts, Inc.*	9,176	169,756
Rayonier, Inc.	3,634	137,038
Simon Property Group, Inc.	1,527	193,196
SL Green Realty Corp.	581	43,261
Spirit Realty Capital, Inc.	3,361	168,790
Ventas, Inc.	831	49,677
VEREIT, Inc.	3,556	174,137
Vornado Realty Trust	1,725	75,038
Welltower, Inc.	1,776	154,263
WP Carey, Inc.	2,424	195,593

		2,970,652

Retailers — 1.0%
Foot Locker, Inc.	1,037	59,171
Gap, Inc. (The)	1,441	42,034
Kohl’s Corp.	1,355	68,834
L Brands, Inc.	1,887	151,092
Nordstrom, Inc.*	588	19,463

		340,594

Software & Computer Services — 1.1%
DXC Technology Co.*	67	2,679
Hewlett Packard Enterprise Co.	13,780	199,810
International Business Machines Corp.	1,309	184,516

		387,005

Technology Hardware & Equipment — 4.8%
Analog Devices, Inc.	1,311	219,488
Broadcom, Inc.	81	39,317
HP, Inc.	6,646	191,870
Intel Corp.	3,189	171,313
KLA Corp.	684	238,141
Maxim Integrated Products, Inc.*	2,130	212,808
Microchip Technology, Inc.	389	55,674
NetApp, Inc.	1,167	92,882
QUALCOMM, Inc.	1,445	216,461
Xerox Holdings Corp.	6,859	165,508
Xilinx, Inc.	662	99,194

		1,702,656

Telecommunications Equipment — 2.6%
Arista Networks, Inc.*	456	173,458
Ciena Corp.*	1,070	62,210
Cisco Systems, Inc.	3,947	218,545
Juniper Networks, Inc.	6,377	179,449
Lumentum Holdings, Inc.*	1,455	122,206
Motorola Solutions, Inc.	610	136,591
Ubiquiti, Inc.	94	29,431
ViaSat, Inc.*	527	26,160

		948,050

Telecommunications Service Providers — 5.4%
Altice USA, Inc., Class A*	3,940	121,076
AT&T, Inc.	6,912	193,882
Cable One, Inc.	27	50,976
Charter Communications, Inc., Class A*	285	212,054
Comcast Corp., Class A	3,567	209,847
DISH Network Corp., Class A*	4,286	179,541
Liberty Broadband Corp., Class C*	1,076	190,979
Lumen Technologies, Inc.	13,703	170,876
Roku, Inc.*	484	207,302
T-Mobile US, Inc.*	1,357	195,435
Verizon Communications, Inc.	3,477	193,947

		1,925,915

Tobacco — 1.2%
Altria Group, Inc.	3,944	189,470
Philip Morris International, Inc.	2,233	223,501

		412,971

Travel & Leisure — 1.0%
Copa Holdings SA, Class A (Panama)*	1,275	90,410
Darden Restaurants, Inc.	360	52,517
Six Flags Entertainment Corp.*	3,707	154,026
Travel + Leisure Co.	1,316	68,169

		365,122

Waste & Disposal Services — 0.5%
Waste Management, Inc.	1,303	193,183

TOTAL COMMON STOCKS (Cost $34,077,461)		35,644,303

PREFERRED STOCKS — 0.0%(a)
Real Estate Investment & Services — 0.0%(a)
Brookfield Property Preferred LP, 6.25%, 7/26/2081 ($25 par value) (Cost $4,495)	185	4,609

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)(Cost $43,691)	43,691	43,691

Total Investments — 99.7% (Cost $34,125,647)		35,692,603
Other Assets Less Liabilities — 0.3%		94,327

Net Assets — 100.0%		35,786,930

Percentages indicated are based on net assets.

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	4	09/2021	USD	87,780	1,292

Abbreviations

USD	United States Dollar

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$35,692,603	$—	$—	$35,692,603

Appreciation in Other Financial Instruments
Futures Contracts(a)	$1,292	$—	$—	$1,292

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares(a)	$399,910	$—	$399,910	$(60)	$60	$—	—	$87	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	382,929	339,238	—	—	43,691	43,691	3	—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	218,497	1,601,017	1,819,514	—	—	—	—	11	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	83,190	1,029,560	1,112,750	—	—	—	—	6	—

Total	$701,597	$3,013,506	$3,671,412	$(60)	$60	$43,691		$107	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.